Significant acquisition and equity transactions - Acquisitions in 2015 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Business Acquisition
Goodwill	¥ 108,781	$ 52,874	¥ 367,106	¥ 60,000
Acquisitions in 2015
Business Acquisition
Goodwill expected to be deductible for income tax purposes	¥ 0
Acquisitions in 2015 | Minimum
Business Acquisition
Percentage of equity interest acquired	50.00%
Zhengzhou Andaxin
Business Acquisition
Equity interest (as a percent)	90.00%
Total consideration	¥ 25,251
Goodwill	17,807
Intangible assets	0
Certain logistic companies and other entities
Business Acquisition
Total consideration	47,516
Goodwill	19,917
Intangible assets	¥ 0
Certain logistic companies and other entities | Minimum
Business Acquisition
Equity interest (as a percent)	50.00%